Average Annual Total Returns - Prospectus #3 - Eaton Vance Greater India Fund	MSCI India Index One Year	MSCI India Index Five Years	MSCI India Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class C One Year	Class C Five Years	Class C Ten Years	Class I One Year	Class I Five Years	Class I Ten Years
Total	15.55%	9.51%	3.38%	6.91%	9.04%	3.77%	6.95%	8.60%	3.48%	4.24%	7.32%	3.00%	11.64%	9.57%	3.80%	13.77%	10.67%	4.70%